SUPPLEMENTAL INFORMATION - Cash Flow (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating activities:
Net income		$ 361	$ 427	$ 307	$ 691
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments				307	332
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments				259	282
Gain on disposal of assets				4	1
Undistributed income of unconsolidated subsidiaries				21	0
Goodwill impairment charge		585	0	585	0
Other non-cash items	[1]			(982)	74
Changes in operating assets and liabilities:
Provisions				(152)	(66)
Deferred income taxes				(161)	42
Trade and financing receivables related to sales, net				984	(902)
Inventories, net				299	(1,032)
Trade payables				(954)	253
Other assets and liabilities				18	(178)
Net cash provided by (used in) operating activities				535	(503)
Investing activities:
Additions to retail receivables				(2,069)	(1,987)
Collections of retail receivables				2,129	2,314
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments				5	2
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments				(132)	(182)
Expenditures for assets under operating leases and assets sold under buy-back commitments				(482)	(625)
Other				(86)	8
Net cash provided by (used in) investing activities				(635)	(470)
Financing activities:
Proceeds from long-term debt				5,495	7,376
Payments of long-term debt				(5,709)	(7,413)
Net increase (decrease) in other financial liabilities				586	(105)
Dividends paid				(3)	(278)
Other				0	(45)
Net cash provided by (used in) financing activities				369	(465)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash				(174)	(19)
Increase (decrease) in cash and cash equivalents				95	(1,457)
Cash and cash equivalents and restricted cash, beginning of year				5,773	5,803
Cash and cash equivalents and restricted cash, end of period		5,868	4,346	5,868	4,346
Pre-tax gain from remeasurement of investment at fair value				1,475
Industrial Activities
Operating activities:
Net income		361	427	307	691
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments				306	330
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments				132	158
Gain on disposal of assets				4	1
Undistributed income of unconsolidated subsidiaries				(10)	(41)
Goodwill impairment charge		585	0	585	0
Other non-cash items				(1,059)	50
Changes in operating assets and liabilities:
Provisions				(151)	(55)
Deferred income taxes				(155)	1
Trade and financing receivables related to sales, net				(91)	(74)
Inventories, net				75	(1,246)
Trade payables				(929)	294
Other assets and liabilities				13	(270)
Net cash provided by (used in) operating activities				(973)	(161)
Investing activities:
Additions to retail receivables				0	0
Collections of retail receivables				0	0
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments				5	2
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments				(132)	(180)
Expenditures for assets under operating leases and assets sold under buy-back commitments				(173)	(261)
Other				(178)	(264)
Net cash provided by (used in) investing activities				(478)	(703)
Financing activities:
Proceeds from long-term debt				448	694
Payments of long-term debt				(12)	(726)
Net increase (decrease) in other financial liabilities				1,338	20
Dividends paid				(3)	(278)
Other				0	(45)
Net cash provided by (used in) financing activities				1,771	(335)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash				(132)	(24)
Increase (decrease) in cash and cash equivalents				188	(1,223)
Cash and cash equivalents and restricted cash, beginning of year				4,527	4,553
Cash and cash equivalents and restricted cash, end of period		4,715	3,330	4,715	3,330
Financial Services
Operating activities:
Net income		53	91	133	186
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments				1	2
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments				127	124
Gain on disposal of assets				0	0
Undistributed income of unconsolidated subsidiaries				(12)	(13)
Goodwill impairment charge		0	0	0	0
Other non-cash items				77	24
Changes in operating assets and liabilities:
Provisions				(1)	(11)
Deferred income taxes				(6)	41
Trade and financing receivables related to sales, net				1,075	(822)
Inventories, net				224	214
Trade payables				(30)	(48)
Other assets and liabilities				10	93
Net cash provided by (used in) operating activities				1,598	(210)
Investing activities:
Additions to retail receivables				(2,069)	(1,987)
Collections of retail receivables				2,129	2,314
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments				0	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments				0	(2)
Expenditures for assets under operating leases and assets sold under buy-back commitments				(309)	(364)
Other				83	252
Net cash provided by (used in) investing activities				(166)	213
Financing activities:
Proceeds from long-term debt				5,047	6,682
Payments of long-term debt				(5,697)	(6,687)
Net increase (decrease) in other financial liabilities				(752)	(125)
Dividends paid				(90)	(132)
Other				9	20
Net cash provided by (used in) financing activities				(1,483)	(242)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash				(42)	5
Increase (decrease) in cash and cash equivalents				(93)	(234)
Cash and cash equivalents and restricted cash, beginning of year				1,246	1,250
Cash and cash equivalents and restricted cash, end of period		$ 1,153	$ 1,016	$ 1,153	$ 1,016

[1]	In the six months ended June 30, 2020, this item includes the pre-tax gain of $1,475 million from the remeasurement at fair value of the investment in Nikola Corporation.